CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 271.9	$ 255.7
Short-term bank deposits	492.5	214.5
Marketable securities	929.3	1,217.5
Trade receivables, net	597.8	540.8
Prepaid expenses and other assets	46.4	50.1
Total current assets	2,337.9	2,278.6
LONG-TERM ASSETS:
Marketable securities	2,089.7	2,311.9
Property and equipment, net	83.4	88.1
Deferred tax asset, net	51.7	34.4
Intangible assets, net	61.0	38.5
Goodwill	1,196.2	1,002.2
Other assets	80.3	85.5
Total long-term assets	3,562.3	3,560.6
Total assets	5,900.2	5,839.2
CURRENT LIABILITIES:
Trade payables	9.8	17.5
Employees and payroll accruals	206.3	220.9
Deferred revenues	1,257.4	1,108.6
Accrued expenses and other liabilities	238.6	196.8
Total current liabilities	1,712.1	1,543.8
LONG-TERM LIABILITIES:
Deferred revenues	449.7	373.3
Income tax accrual	454.9	422.8
Other liabilities	26.4	33.1
Total long-term liabilities	931.0	829.2
Total liabilities	2,643.1	2,373.0
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500.0 shares authorized at December 31, 2020 and 2019; 261.3 shares issued at December 31, 2020 and 2019; 137.2 and 145.5 shares outstanding at December 31, 2020 and 2019, respectively	0.8	0.8
Additional paid-in capital	2,276.7	2,028.4
Treasury shares at cost, 124.1 and 115.8 ordinary shares at December 31, 2020 and 2019, respectively	(10,550.7)	(9,319.0)
Accumulated other comprehensive income	(0.6)	40.7
Retained earnings	11,530.9	10,715.3
Total shareholders' equity	3,257.1	3,466.2
Total liabilities and shareholders' equity	$ 5,900.2	$ 5,839.2